COMMITMENTS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
License agreement expiration year	2022
Milestone payment upon approval of a product	$ 150,000
Patent cost and patent maintenance	55,853	93,343
Lease agreements, annual license fees	65,000
Leased office space, area in square feet	3,800
Leased office space, lease term	3 years
Fisca lYear 2012 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	75,000
Fiscal Year 2013 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	75,000
Fiscal Year 2014 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	$ 200,000